Corporate Information - Summary of Corporate Information (Detail)	12 Months Ended
Dec. 31, 2019
Southern Kuzbass Coal Company (SKCC) [member] | Russia [member] | Coal mining [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	1999-01
Interest in voting stock held by the Group	99.10%
Chelyabinsk Metallurgical Plant (CMP) [member] | Russia [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2001-12
Interest in voting stock held by the Group	94.20%
Vyartsilya Metal Products Plant (VMPP) [member] | Russia [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2002-05
Interest in voting stock held by the Group	93.30%
Beloretsk Metallurgical Plant (BMP) [member] | Russia [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2002-06
Interest in voting stock held by the Group	94.80%
Urals Stampings Plant (USP) [member] | Russia [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2003-04
Interest in voting stock held by the Group	93.80%
Korshunov Mining Plant (KMP) [member] | Russia [member] | Iron ore mining [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2003-10
Interest in voting stock held by the Group	90.00%
Mechel Nemunas (MN) [member] | Lithuania [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2003-10
Interest in voting stock held by the Group	100.00%
Mechel Energo [member] | Russia [member] | Power sales [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2004-02
Interest in voting stock held by the Group	100.00%
Port Posiet [member] | Russia [member] | Transshipment [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2004-02
Interest in voting stock held by the Group	97.80%
Izhstal [member] | Russia [member] | Steel products [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2004-05
Interest in voting stock held by the Group	90.00%
Port Kambarka [member] | Russia [member] | Transshipment [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2005-04
Interest in voting stock held by the Group	90.40%
Mechel Service [member] | Russia [member] | Trading [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2005-05
Interest in voting stock held by the Group	100.00%
Mechel Coke [member] | Russia [member] | Coke production [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2006-06
Interest in voting stock held by the Group	100.00%
Moscow Coke and Gas Plant (Moskoks) [member] | Russia [member] | Coke production [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2006-10
Interest in voting stock held by the Group	99.50%
Southern Kuzbass Power Plant (SKPP) [member] | Russia [member] | Power generation [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2007-04
Interest in voting stock held by the Group	98.30%
Kuzbass Power Sales Company (KPSC) [member] | Russia [member] | Electricity distribution [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2007-06
Interest in voting stock held by the Group	72.10%
Bratsk Ferroalloy Plant (BFP) [member] | Russia [member] | Ferrosilicon production [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2007-08
Interest in voting stock held by the Group	100.00%
Yakutugol [member] | Russia [member] | Coal mining [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2007-10
Interest in voting stock held by the Group	100.00%
Port Temryuk [member] | Russia [member] | Transshipment [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2008-03
Interest in voting stock held by the Group	100.00%
Mechel Carbon AG [member] | Switzerland [member] | Trading [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2008-04
Interest in voting stock held by the Group	100.00%
HBL Holding GmbH (HBL) [member] | Germany [member] | Trading [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2008-09
Interest in voting stock held by the Group	100.00%
Mechel Service Stahlhandel Austria GmbH and its subsidiaries [member] | Austria [member] | Trading [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2012-09
Interest in voting stock held by the Group	100.00%
Elgaugol [member] | Russia [member] | Coal mining [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2013-08
Interest in voting stock held by the Group	51.00%
Elga-road [member] | Russia [member] | Railroad transportation [member]
Disclosure of description of reporting entity [line items]
Date control acquired / date of incorporation	2016-01
Interest in voting stock held by the Group	51.00%